Income taxes (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Total tax expense	$ 150	$ 155	$ 226	$ 293	$ 368	$ 361	$ 366
Effective income tax rate	21.80%	22.00%	20.50%	23.10%	22.60%	27.80%	25.10%
Estimated Pillar Two top-up tax expense	$ 2	$ 3	$ 6	$ 8	$ 24
U.S. federal statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%